General Information	6 Months Ended
Jun. 30, 2018
General Information [Abstract]
GENERAL INFORMATION
1.	GENERAL INFORMATION

On January 26, 2012, Aquasition Investments Corp (“Company”) was organized as a blank check company pursuant to the laws of the Republic of the Marshall Islands for the purpose of acquiring through a merger, capital stock exchange, asset acquisition, stock purchase, or similar acquisition transaction, one or more operating businesses or assets.

On March 24, 2014, the Company entered into a Share Exchange Agreement and Plan of Liquidation (the “Agreement”) among KBS International Holdings, Inc. (“KBS”), a Nevada corporation, Hongri International Holdings Ltd (“Hongri”), a company organized under the laws of the British Virgin Islands, and Cheung So Wa and Chan Sun Keung, the principal shareholders of KBS.

On August 1, 2014, the share exchange was completed. In order to align with the brand and operations of the entities acquired pursuant to the Agreement, the Company changed its name from Aquasition Investments Corp to KBS Fashion Group Limited.

The Company’s units which are comprised of one share of common stock and one warrant are traded on the NASDAQ Capital Markets. The Company’s trading symbol is KBSF.

The acquisition was accounted for as a reverse merger and recapitalization where the Company, the legal acquirer is the accounting ulfill, and KBS, the legal ulfill, was the accounting acquirer.

Description of Subsidiaries:

Hongri International Holdings Limited (the “Hongri”), formerly known as Wah Ying International Investment Inc., was incorporated in the British Virgin Islands (the “BVI”) on July 8, 2008 as a limited liability company with authorized share capital of $50,000, divided into 50,000 common shares with $1 par value. Up through December 31, 2010, 10,000 common shares had been issued at par. On January 27, 2011, the Company issued an additional 10,000 common shares for cash consideration at $77 per share. The principal activity of the Company is investment holding. Hongri a directly wholly owned subsidiary of the Company.

France Cock (China) Limited (“France Cock”) was incorporated in Hong Kong on September 21, 2005 as a limited liability company with authorized capital of HK$10,000, divided into 10,000 common shares with par value of HK$1. The capital has been fully paid up. The principal activity of France Cock is the holding of intellectual property rights such as trademarks. France Cock owns the Company’s trademarks, including “KBS” and “Kabiniao”. France Cock is a directly wholly owned subsidiary of Hongri.

Roller Rome Limited (“Roller Rome”) was incorporated in the BVI on March 28, 2006 as a limited liability company with authorized share capital of $50,000, divided into 50,000 common shares with par value of $1. The principal activity of Roller Rome is the provision of design and development services for sports apparel. Roller Rome is a directly wholly owned subsidiary of Hongri.

Vast Billion Investment Limited (“Vast Billion”) was incorporated in Hong Kong on November 25, 2010 as a limited liability company with authorized share capital of HK$10,000 divided into 10,000 ordinary shares with HK$1par value. One ordinary share has been issued at par. Vast Billion is an investment holding company, and is a directly wholly owned subsidiary of Hongri.

Hongri (Fujian) Sports Goods Co. Ltd. (“Hongri Fujian”) was established in the People’s Republic of China (the “PRC”) on November 17, 2005 with a registered and paid up capital of RMB 5,000,000. On March 24, 2011, Hongri Fujian increased registered capital from RMB 70,000,000 to RMB75,000,000. As of September 30, 2011, the paid up capital was RMB 39,551,860. Hongri Fujian is engaged in the design, manufacture, marketing, and sale of apparel in the PRC. Hongri Fujian is a directly wholly owned subsidiary of Vast Billion.

Anhui Kai Xin Apparel Company Limited (“Anhui Kai Xin”) was established in the PRC on March 16, 2011 with a registered and paid up capital of RMB 1,000,000. Anhui Kai Xin is a wholly owned subsidiary of Hongri Fujian. Anhui Kai Xin provides contracting manufacturing services for companies in the sports apparel business.